Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividend declared, per preferred share	$ 600.00	$ 145.00